INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
INTEREST IN ASSOCIATES
Current assets	¥ 504,120	¥ 529,049	¥ 529,049
Non-current assets	1,088,188	1,066,455	1,066,455
Current liabilities	(565,098)	(579,446)	(579,446)
Non-current liabilities	(170,675)	¥ (163,168)	(163,168)
Net assets attributable to owners of the Company	717,284		726,120
Net assets attributable to non-controlling interests	139,251		126,770
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
INTEREST IN ASSOCIATES
Current assets	12,498		11,317
Non-current assets	39,320		40,972
Current liabilities	(1,020)		(933)
Non-current liabilities	(3,026)		(3,176)
Net assets	47,772		48,180
Net assets attributable to owners of the Company	47,772		48,180
Share of net assets from associates	23,886		24,090
Carrying Amounts	23,886		24,090
Sinopec Finance Company Limited ("Sinopec Finance") [member]
INTEREST IN ASSOCIATES
Current assets	209,837		161,187
Non-current assets	16,359		17,782
Current liabilities	(200,402)		(154,212)
Non-current liabilities	(332)		(6)
Net assets	25,462		24,751
Net assets attributable to owners of the Company	25,462		24,751
Share of net assets from associates	12,476		12,128
Carrying Amounts	12,476		12,128
SIBUR
INTEREST IN ASSOCIATES
Current assets	22,502		20,719
Non-current assets	170,796		158,938
Current liabilities	(23,293)		(20,554)
Non-current liabilities	(58,628)		(61,771)
Net assets	111,377		97,332
Net assets attributable to owners of the Company	110,860		96,761
Net assets attributable to non-controlling interests	517		571
Share of net assets from associates	11,086		9,676
Carrying Amounts	11,086		9,676
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
INTEREST IN ASSOCIATES
Current assets	7,477		8,232
Non-current assets	49,961		51,553
Current liabilities	(7,252)		(10,668)
Non-current liabilities	(31,436)		(31,494)
Net assets	18,750		17,623
Net assets attributable to owners of the Company	18,750		17,623
Share of net assets from associates	7,266		6,829
Carrying Amounts	7,266		6,829
Caspian Investments Resources Ltd. ("CIR") [member]
INTEREST IN ASSOCIATES
Current assets	6,712		5,612
Non-current assets	1,828		1,673
Current liabilities	(961)		(908)
Non-current liabilities	(673)		(170)
Net assets	6,906		6,207
Net assets attributable to owners of the Company	6,906		6,207
Share of net assets from associates	3,453		3,104
Carrying Amounts	¥ 3,453		¥ 3,104